Net Loss Per Share Attributable to Ordinary Shareholders	12 Months Ended
Dec. 31, 2023
Net Income (Loss) Per Share Attributable to Ordinary Shareholders [Abstract]
NET LOSS PER SHARE ATTRIBUTABLE TO ORDINARY SHAREHOLDERS

NOTE 16 — NET LOSS PER SHARE ATTRIBUTABLE TO ORDINARY SHAREHOLDERS

The following table sets forth the computation of basic and diluted net loss per share attributable to ordinary shareholders:

	Year ended December 31
	2023	2022	2021
	U.S. dollars in thousands (*)
Numerator:
Net loss applicable to shareholders of ordinary shares	(4,598)	(2,201)	(1,540)

Denominator:
Shares of ordinary share used in computing basic and diluted net loss per share	1,184,484	663,411	413,192
Net loss per share of ordinary share, basic and diluted	(3.88)	(3.32)	(3.73)

The following potentially dilutive securities outstanding have been excluded from the computation of diluted weighted average shares outstanding, because such securities had an antidilutive impact:

	Year ended December 31
	2023	2022	2021

IPO Warrants and Additional Warrants (Note 13)	6,541,998	6,541,998	-
Underwriter warrants (Note 13)	611,785	611,785	-
Other warrants	78,661	78,661	-
	7,232,444	7,232,444	-

(*)	except share and per share data